SALES (Tables)	12 Months Ended
Dec. 31, 2022
SALES [abstract]
Schedule of Sales by Product and Geographical Area

	Year ended December 31, 2022
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$173,871	$-	$-	$173,871
Silver-lead concentrates	50,300	-	-	-	50,300
Zinc concentrates	53,147	-	-	-	53,147
Gold doré	-	-	212,092	193,541	405,633
Provisional pricing adjustments	(1,116)	(344)	-	-	(1,460)
Sales to external customers	$102,331	$173,527	$212,092	$193,541	$681,491

	Year ended December 31, 2021
	Peru	Mexico	Argentina	Burkina Faso	Total
Silver-gold concentrates	$-	$219,663	$-	$-	$219,663
Silver-lead concentrates	59,755	-	-	-	59,755
Zinc concentrates	42,990	-	-	-	42,990
Gold doré	-	-	178,999	101,256	280,255
Provisional pricing adjustments	799	(3,609)	-	-	(2,810)
Sales to external customers	$103,544	$216,054	$178,999	$101,256	$599,853

Schedule of Sales by Major Customer

	Years ended December 31,
	2022	2021
Customer 1	$212,092	$178,999
Customer 2	193,541	101,256
Customer 3	102,332	103,544
Customer 4	76,851	28,860
Customer 5	70,584	91,950
Customer 6	26,091	47,212
Customer 7	-	48,032
	$681,491	$599,853